FINANCIAL INSTRUMENT (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENT

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
As of January 1,	245	245	179
Additions	-	242	177
Change in fair value recognized in profit or loss	-	19	14
As of December 31,	245	506	370